Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000159198 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000159198 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159198 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159198 | 00191K799 | AQR Equity Market Neutral Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000159198 | 00203H180 | AQR Alternative Risk Premia Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159198 | 46431W648 | iShares U.S. Tech Independence Focused ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159198 | 464288745 | iShares Global Consumer Discretionary ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159198 | 00162Q478 | ALPS Disruptive Technologies ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159198 | 92646A781 | Victory INCORE Investment Grade Convertible Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159198 | 74925K458 | Boston Partners Global Long/Short Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159198 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000159198 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000159198 | Open End Funds
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000159198 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000129685 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000129685 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000129685 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000129685 | 00191K799 | AQR Equity Market Neutral Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000129685 | 00203H180 | AQR Alternative Risk Premia Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129685 | 46431W648 | iShares U.S. Tech Independence Focused ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000129685 | 464288745 | iShares Global Consumer Discretionary ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000129685 | 00162Q478 | ALPS Disruptive Technologies ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129685 | 92646A781 | Victory INCORE Investment Grade Convertible Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129685 | 74925K458 | Boston Partners Global Long/Short Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129685 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000129685 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000129685 | Open End Funds
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000129685 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000213660 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000213660 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000213660 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000213660 | 760759100 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000213660 | 452308109 | Illinois Tool Works, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000213660 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213660 | 053611109 | Avery Dennison Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213660 | 038336103 | AptarGroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000213660 | 778296103 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213660 | 92047W101 | Valvoline, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213660 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213660 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213660 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000213660 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000213660 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000213660 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000213660 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000213660 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000213660 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000213660 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000213660 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	75.80%
C000213660 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	15.30%
C000213660 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213660 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.80%
C000213662 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000213662 | 31846V567
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000213662 | 31846V336
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000213662 | 3135GAF48
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213662 | 3130AUZ80
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213662 | 920133AN5
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213662 | 3134GYHM7
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000213662 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213662 | 78462F103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213662 | 78463V107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213662 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000213662 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000213662 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213662 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213662 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000213662 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000245743 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245743 | 31846V567
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245743 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000245743 | 78462F103
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000245743 | 780259305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245743 | 438128308
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245743 | 879382208
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245743 | 26874R108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245743 | 110448107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245743 | 539439109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245743 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000245743 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245743 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245743 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000245743 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245743 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245743 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245743 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245743 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000245743 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000245743 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	39.60%
C000245743 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000245743 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	2.40%
C000245743 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000245743 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	52.20%
C000226634 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000226634 | 31846V567
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000226634 | 3135GAF48
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000226634 | 3130AUZ80
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000226634 | 920133AN5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000226634 | 3134GYHM7
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000226634 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226634 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000226634 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000226634 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226634 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000226634 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000226634 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000159195 | 990VR1110
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000159195 | 00162Q452
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000159195 | 97717W307
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000159195 | 808524839
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000159195 | 46138G508
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159195 | 46138E784
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159195 | 464288588
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159195 | 46138E511
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159195 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159195 | 464288513
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159195 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159195 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000159195 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000159195 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000129682 | 990VR1110
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000129682 | 00162Q452
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000129682 | 97717W307
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000129682 | 808524839
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000129682 | 46138G508
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000129682 | 46138E784
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000129682 | 464288588
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000129682 | 46138E511
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000129682 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000129682 | 464288513
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129682 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000129682 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000129682 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000129682 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000159197 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000159197 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000159197 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000159197 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000159197 | 464287234 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000159197 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000159197 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000159197 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000159197 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000129684 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000129684 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000129684 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000129684 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000129684 | 464287234 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000129684 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000129684 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129684 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000129684 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000213664 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000213664 | 316175108 | Fidelity Government Portfolio Class I, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000213664 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000213664 | 3135GAF48 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213664 | 3130AUZ80 | Federal Home Loan Banks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213664 | 920133AN5 | Valley Strong Credit Union
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213664 | 3134GYHM7 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213664 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000213664 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000213664 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213664 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213664 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213664 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000226637 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000226637 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000226637 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000226637 | 46137V357 | Invesco S&P 500 Equal Weight ETF
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000226637 | 46138E354 | Invesco S&P 500 Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000226637 | 921946810 | Vanguard International Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000226637 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000226637 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000226637 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000226637 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000161884 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000161884 | 31846V567
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000161884 | 3135GAF48
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161884 | 920133AN5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161884 | 3130AUTJ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161884 | 07833EAM9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161884 | 88241TLK4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161884 | 39573LBP2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161884 | 795451AA1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161884 | 38149MXG3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161884 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000161884 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000161884 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161884 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161884 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161884 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161885 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000161885 | 31846V567
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000161885 | 3135GAF48
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161885 | 920133AN5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161885 | 3130AUTJ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161885 | 07833EAM9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161885 | 88241TLK4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161885 | 39573LBP2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161885 | 795451AA1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161885 | 38149MXG3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161885 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000161885 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000161885 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161885 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161885 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161885 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213666 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000213666 | 31846V567
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000213666 | 3135GAF48
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213666 | 920133AN5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213666 | 3130AUTJ3
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213666 | 07833EAM9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213666 | 88241TLK4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213666 | 39573LBP2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213666 | 795451AA1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213666 | 38149MXG3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213666 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000213666 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000213666 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213666 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000213666 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000213666 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225736 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000225736 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000225736 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000225736 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000225736 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000225736 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000225736 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000225736 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000225736 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	65.40%